Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income (loss)	$ (4,080)	$ 1,079
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	359	322
Share-based compensation and RSUs	965	1,342
Change in:
Severance pay, net	105	(17)
Trade receivables, net	(1,568)	6,050
Other account receivables and prepaid expenses and other long-term receivables	(1,828)	(118)
Inventories	(471)	1,063
Trade payables	308	184
Employees and payroll accruals	138	8
Other liabilities and accrued expenses current and non-current	2,079	(817)
Deferred revenues and advances from customers	728	(1,395)
Operating lease right-of-use assets	638
Operating lease liability	(373)
Accrued interest on short-term bank deposits	(549)
Net cash provided by (used in) operating activities	(3,549)	7,701
Cash flows from investing activities:
Investment in bank deposits	(46,818)
Purchase of property and equipment	(375)	(457)
Net cash used in investing activities	(47,193)	(457)
Cash flows from financing activities:
Exercise of options into Ordinary Shares	9	1,913
Net cash provided by financing activities	9	1,913
Foreign currency translation adjustments on cash and cash equivalents	5	(330)
Increase (decrease) in cash and cash equivalents and restricted bank deposits	(50,728)	8,827
Cash and cash equivalents and restricted bank deposit at beginning of the period	61,988	22,611
Cash and cash equivalents and restricted bank deposits at end of the period	11,260	31,438
(a) Non-cash activities:
Purchase of property and equipment	50	107
Operating lease right-of-use assets	849
(b) Cash paid during the period for:
Taxes on income	$ 66	$ 13